Label	Element	Value
[RiskReturnAbstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2013
Registrant Name	dei_EntityRegistrantName	Eaton Vance Mutual Funds Trust
Central Index Key	dei_EntityCentralIndexKey	0000745463
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 07, 2014
Document Effective Date	dei_DocumentEffectiveDate	Jul. 07, 2014
Prospectus Date	rr_ProspectusDate	Mar. 01, 2014
Parametric Market Neutral Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Supplement [Text Block]	evmft_SupplementTextBlock

Parametric Market Neutral Fund
Supplement to
Prospectus dated March 1, 2014 and
Summary Prospectus dated March 1, 2014

On July 11, 2014, Parametric Market Neutral Fund will discontinue all sales of its shares, except shares purchased by: (1) existing shareholders (including shares acquired through the reinvestment of dividends and distributions); (2) employer sponsored retirement plans; or (3) fee-based programs (a) sponsored by financial intermediaries for which investment decisions are made on a centralized basis at the discretion of the firm (e.g., model portfolios managed by a firm or its investment committee); and (b) that have selected the Fund prior to the close of business on July 11, 2014.

July 7, 2014	15347 7.7.14

Parametric Market Neutral Fund | Investor Class
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EPRAX
Parametric Market Neutral Fund | Institutional Class
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EPRIX